Loans - Summary of modified financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Gross carrying amount before modification	$ 65,000	$ 8,829
Allowance loss before modification	(12,739)	(1,796)
Net amortized cost before modification	52,261	7,033
Gross carrying amount after modification	65,000	8,829
Allowance loss after modification	(12,699)	(1,802)
Net amortized cost after modification	$ 52,301	$ 7,027